Fair Value Measurements (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Nonrecurring Total fair value CNY	Dec. 31, 2011 Nonrecurring Total fair value CNY	Dec. 31, 2012 Nonrecurring Significant unobservable inputs (Level 3) CNY	Dec. 31, 2011 Nonrecurring Significant unobservable inputs (Level 3) CNY
Fair Value of Financial Instruments
Property, plant and equipment, net				13,218,200	12,389,184	13,218,200	12,389,184
Goodwill
Total losses, property, plant and equipment, net	32,182	200,497	2,275,024
Total losses, goodwill			273,382